CAPITAL (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
2017
Disclosure Of Capital [Line Items]
Cash dividends per share	$ 1,020
2016
Disclosure Of Capital [Line Items]
Cash dividends per share		$ 950
2015
Disclosure Of Capital [Line Items]
Cash dividends per share			$ 888
2014
Disclosure Of Capital [Line Items]
Cash dividends per share				$ 830
2013
Disclosure Of Capital [Line Items]
Cash dividends per share					$ 776
2012
Disclosure Of Capital [Line Items]
Cash dividends per share						$ 754